BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 105.7%
Aerospace & Defense — 1.0%
AECC Aero-Engine Control Co. Ltd., Class A . 10,100 $ 37,775
AECC Aviation Power Co. Ltd., Class A ..... 1,600 12,099
AVIC Electromechanical Systems Co. Ltd.,
Class A ........................ 108,400 207,689
257,563
Air Freight & Logistics — 0.5%
SF Holding Co. Ltd., Class A ............ 5,400 54,174
Sinotrans Ltd., Class A ................ 103,601 66,722
120,896
Airlines — 0.1%
China Express Airlines Co. Ltd., Class A .... 11,100 22,811
Automobiles — 5.8%
BYD Co. Ltd., Class A ................. 22,300 831,509
Chongqing Changan Automobile Co. Ltd., Class
A ............................ 42,200 86,581
SAIC Motor Corp. Ltd., Class A .......... 193,900 576,022
1,494,112
Banks — 10.9%
Bank of Communications Co. Ltd., Class A ... 998,200 745,444
China Merchants Bank Co. Ltd., Class A .... 143,281 1,113,933
Industrial Bank Co. Ltd., Class A .......... 233,800 773,502
Postal Savings Bank of China Co. Ltd., Class A 216,639 192,835
2,825,714
Beverages — 8.5%
Anhui Gujing Distillery Co. Ltd., Class A ..... 2,482 82,071
Chongqing Brewery Co. Ltd., Class A
(a)
..... 2,400 50,248
Eastroc Beverage Group Co. Ltd., Class A ... 1,332 32,938
Jiangsu King's Luck Brewery JSC Ltd., Class A 39,500 318,998
JiuGui Liquor Co. Ltd., Class A ........... 7,400 190,469
Kweichow Moutai Co. Ltd., Class A ........ 2,679 800,103
Luzhou Laojiao Co. Ltd., Class A ......... 6,123 210,337
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ........................ 2,514 109,456
Sichuan Swellfun Co. Ltd., Class A ........ 1,900 29,789
Wuliangye Yibin Co. Ltd., Class A ......... 12,100 380,540
2,204,949
Biotechnology — 0.3%
Walvax Biotechnology Co. Ltd., Class A ..... 10,500 80,921
Capital Markets — 6.6%
CITIC Securities Co. Ltd., Class A ......... 235,554 921,566
East Money Information Co. Ltd., Class A .... 6,760 33,758
Haitong Securities Co. Ltd., Class A ....... 422,000 764,871
1,720,195
Chemicals — 5.8%
Anhui Guangxin Agrochemical Co. Ltd., Class A 54,344 288,485
Beijing Easpring Material Technology Co. Ltd.,
Class A ........................ 6,700 91,782
Do-Fluoride New Materials Co. Ltd., Class A .. 3,000 19,843
Hubei Xingfa Chemicals Group Co. Ltd., Class
A ............................ 33,000 156,062
Rianlon Corp., Class A ................ 5,600 38,379
Shanghai Putailai New Energy Technology Co.
Ltd., Class A ..................... 10,620 240,082
Shenzhen Capchem Technology Co. Ltd., Class
A ............................ 14,100 211,709
Shenzhen Dynanonic Co. Ltd., Class A
(a)
.... 1,100 95,470
Sinopec Shanghai Petrochemical Co. Ltd.,
Class A ........................ 214,500 131,666
Security
Shares
Shares Value
Chemicals (continued)
Tangshan Sanyou Chemical Industries Co. Ltd.,
Class A ........................ 87,098 $ 108,211
Valiant Co. Ltd., Class A ............... 8,500 28,825
Zhejiang Xinan Chemical Industrial Group Co.
Ltd., Class A ..................... 29,200 100,280
1,510,794
Communications Equipment — 2.9%
Hengtong Optic-electric Co. Ltd., Class A .... 114,700 255,072
ZTE Corp., Class A .................. 104,800 501,639
756,711
Construction Materials — 0.7%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A .................. 11,300 88,477
China Jushi Co. Ltd., Class A ............ 33,700 86,943
175,420
Containers & Packaging — 1.8%
ORG Technology Co. Ltd., Class A ........ 103,488 97,289
Yunnan Energy New Material Co. Ltd., Class A 8,900 357,586
454,875
Electrical Equipment — 6.9%
Contemporary Amperex Technology Co. Ltd.,
Class A ........................ 13,605 1,312,770
Eve Energy Co. Ltd., Class A ............ 4,000 60,208
Ming Yang Smart Energy Group Ltd., Class A . 38,200 155,464
Ningbo Ronbay New Energy Technology Co.
Ltd., Class A ..................... 4,087 83,008
Shenzhen Megmeet Electrical Co. Ltd., Class A 5,300 25,008
Sungrow Power Supply Co. Ltd., Class A .... 2,500 45,343
Suzhou Maxwell Technologies Co. Ltd., Class A 400 31,391
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A ..................... 25,354 60,224
1,773,416
Electronic Equipment, Instruments & Components — 8.4%
BOE Technology Group Co. Ltd., Class A .... 1,019,900 782,055
GoerTek , Inc., Class A ................ 76,426 575,800
OFILM Group Co. Ltd., Class A
(a)
......... 30,600 38,613
Quectel Wireless Solutions Co. Ltd., Class A . 5,800 173,103
Shengyi Technology Co. Ltd., Class A ...... 66,700 207,419
Unisplendour Corp. Ltd., Class A ......... 26,980 89,292
Visionox Technology, Inc., Class A
(a)
....... 15,700 19,876
Wuxi Lead Intelligent Equipment Co. Ltd., Class
A ............................ 25,940 297,885
2,184,043
Entertainment — 2.1%
G-bits Network Technology Xiamen Co. Ltd.,
Class A ........................ 3,000 166,554
Perfect World Co. Ltd., Class A .......... 38,800 84,352
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A ..... 72,535 287,050
537,956
Food & Staples Retailing — 0.1%
Yunnan Jianzhijia Health Chain Co. Ltd., Class
A ............................ 2,200 25,609
Food Products — 3.0%
Fujian Sunner Development Co. Ltd., Class A
(a)
68,200 227,107
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ........................ 63,004 379,705
Shanghai Milkground Food Tech Co. Ltd., Class
A
(a)
........................... 5,800 38,055
Tongwei Co. Ltd., Class A .............. 15,300 91,264

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Food Products (continued)
Wens Foodstuffs Group Co. Ltd., Class A .... 16,760 $ 53,320
789,451
Gas Utilities — 0.7%
ENN Natural Gas Co. Ltd., Class A ........ 70,000 191,540
Health Care Equipment & Supplies — 2.3%
Guangzhou Jet Biofiltration Co. Ltd., Class A . 1,528 17,506
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A .................. 38,965 183,268
Shanghai MicroPort Endovascular MedTech
Group Co. Ltd., Class A ............. 2,785 81,929
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 6,400 324,718
607,421
Health Care Providers & Services — 1.4%
Jointown Pharmaceutical Group Co. Ltd., Class
A ............................ 23,200 48,619
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ........................ 107,100 317,971
366,590
Hotels, Restaurants & Leisure — 0.6%
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A ........................ 118,500 144,982
Household Durables — 5.4%
Ecovacs Robotics Co. Ltd., Class A ........ 10,400 220,351
Gree Electric Appliances, Inc. of Zhuhai, Class
A ............................ 3,615 21,669
Haier Smart Home Co. Ltd., Class A ....... 21,900 96,488
Hangzhou Robam Appliances Co. Ltd., Class A 33,955 185,474
Joyoung Co. Ltd., Class A .............. 6,200 21,991
TCL Technology Group Corp., Class A ...... 435,400 387,657
Xilinmen Furniture Co. Ltd., Class A ....... 80,850 455,663
1,389,293
Independent Power and Renewable Electricity Producers — 0.5%
Guangdong Baolihua New Energy Stock Co.
Ltd., Class A ..................... 147,600 119,532
Insurance — 0.6%
People's Insurance Co. Group of China Ltd.
(The), Class A .................... 181,200 130,230
Ping An Insurance Group Co. of China Ltd.,
Class A ........................ 2,100 16,591
146,821
Life Sciences Tools & Services — 3.1%
Hangzhou Tigermed Consulting Co. Ltd., Class
A ............................ 10,800 177,638
Pharmaron Beijing Co. Ltd., Class A ....... 19,200 356,298
WuXi AppTec Co. Ltd., Class A ........... 15,798 262,500
796,436
Machinery — 4.8%
China International Marine Containers Group
Co. Ltd., Class A .................. 135,741 323,514
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 21,475 161,129
Tian Di Science & Technology Co. Ltd., Class A 284,900 171,429
Yutong Bus Co. Ltd., Class A ............ 194,900 308,955
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A .......... 239,881 267,773
1,232,800
Security
Shares
Shares Value
Media — 0.5%
Chinese Universe Publishing and Media Group
Co. Ltd., Class A .................. 68,000 $ 121,552
Metals & Mining — 3.2%
Baoshan Iron & Steel Co. Ltd., Class A ..... 117,300 130,690
Fangda Special Steel Technology Co. Ltd.,
Class A ........................ 22,200 27,009
Ganfeng Lithium Co. Ltd., Class A ........ 4,300 92,492
Hunan Valin Steel Co. Ltd., Class A ........ 91,000 79,321
Maanshan Iron & Steel Co. Ltd., Class A .... 277,300 173,562
Shandong Nanshan Aluminum Co. Ltd., Class A 478,800 328,688
831,762
Multiline Retail — 0.0%
Nanjing Xinjiekou Department Store Co. Ltd.,
Class A ........................ 7,300 12,132
Oil, Gas & Consumable Fuels — 3.0%
China Petroleum & Chemical Corp., Class A .. 276,700 183,916
PetroChina Co. Ltd., Class A ............ 739,600 587,823
771,739
Paper & Forest Products — 0.6%
Shandong Chenming Paper Holdings Ltd.,
Class A ........................ 158,264 168,005
Pharmaceuticals — 4.9%
Asymchem Laboratories Tianjin Co. Ltd., Class
A ............................ 6,600 337,145
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A ............ 8,600 39,287
Jenkem Technology Co. Ltd., Class A ...... 954 31,511
Jiangsu Hengrui Medicine Co. Ltd., Class A .. 23,893 154,106
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A ..................... 186,397 342,606
Livzon Pharmaceutical Group, Inc., Class A .. 19,200 105,953
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A ..................... 8,700 58,754
Tonghua Dongbao Pharmaceutical Co. Ltd.,
Class A ........................ 25,200 40,281
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A ..................... 2,700 152,908
1,262,551
Professional Services — 0.1%
Centre Testing International Group Co. Ltd.,
Class A ........................ 8,597 28,686
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro-Fabrication Equipment, Inc.
China, Class A
(a)
.................. 1,214 22,989
Amlogic Shanghai Co. Ltd., Class A
(a)
...... 2,837 54,468
Anji Microelectronics Technology Shanghai Co.
Ltd., Class A ..................... 2,030 71,965
Beijing Huafeng Test & Control Technology Co.
Ltd., Class A ..................... 2,283 138,034
China Resources Microelectronics Ltd., Class A 14,749 126,595
Gigadevice Semiconductor Beijing, Inc., Class
A ............................ 12,344 274,934
JCET Group Co. Ltd., Class A ........... 53,500 229,545
NAURA Technology Group Co. Ltd., Class A .. 6,701 304,616
SG Micro Corp., Class A ............... 1,917 83,808
Shanghai Bright Power Semiconductor Co. Ltd.,
Class A ........................ 346 12,356
Shanghai Fudan Microelectronics Group Co.
Ltd., Class A
(a)
.................... 14,531 90,338
StarPower Semiconductor Ltd., Class A ..... 5,000 254,225

BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A ..................... 6,600 $ 60,363
1,724,236
Software — 0.7%
Glodon Co. Ltd., Class A ............... 5,800 56,434
Hundsun Technologies, Inc., Class A ....... 12,688 117,411
173,845
Technology Hardware, Storage & Peripherals — 0.3%
Inspur Electronic Information Industry Co. Ltd.,
Class A ........................ 14,700 78,832
Textiles, Apparel & Luxury Goods — 0.4%
Zhejiang Semir Garment Co. Ltd., Class A ... 95,700 105,586
Security
Shares
Shares Value
Tobacco — 0.2%
Anhui Genuine New Materials Co. Ltd., Class A 11,500 $ 40,898
Wireless Telecommunication Services — 0.3%
China United Netwo rk Communications Ltd.,
Class A ........................ 125,279 73,199
Total Common Stocks — 105.7%
(Cost: $24,210,072) ............................... 27,323,874
Total Long-Term Investments — 105.7%
(Cost: $24,210,072) ............................... 27,323,874
Total Investments — 105.7%
(Cost: $24,210,072 ) ............................... 27,323,874
Liabilities in Excess of Other Assets — (5.7)% ............. (1,462,656)
Net Assets — 100.0% ............................... $ 25,861,218
(a)
Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)(b)
$ 6,838 $ — $ (6,838) $ — $ — $ — — $ — $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 102 02/25/22 $ 1,524 $ (14,233)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 12,099 $ 245,464 $ — $ 257,563
Air Freight & Logistics .................................... — 120,896 — 120,896
Airlines .............................................. — 22,811 — 22,811
Automobiles .......................................... — 1,494,112 — 1,494,112
Banks ............................................... — 2,825,714 — 2,825,714
Beverages ........................................... 273,655 1,931,294 — 2,204,949
Biotechnology ......................................... — 80,921 — 80,921
Capital Markets ........................................ — 1,720,195 — 1,720,195
Chemicals ............................................ 95,470 1,415,324 — 1,510,794
Communications Equipment ................................ — 756,711 — 756,711
Construction Materials .................................... — 175,420 — 175,420
Containers & Packaging .................................. 97,289 357,586 — 454,875
Electrical Equipment ..................................... 83,008 1,690,408 — 1,773,416
Electronic Equipment, Instruments & Components ................. — 2,184,043 — 2,184,043
Entertainment ......................................... — 537,956 — 537,956
Food & Staples Retailing .................................. — 25,609 — 25,609
Food Products ......................................... — 789,451 — 789,451
Gas Utilities ........................................... — 191,540 — 191,540

BlackRock China A Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 424,153 $ 183,268 $ — $ 607,421
Health Care Providers & Services ............................ — 366,590 — 366,590
Hotels, Restaurants & Leisure .............................. — 144,982 — 144,982
Household Durables ..................................... 676,014 713,279 — 1,389,293
Independent Power and Renewable Electricity Producers ............ 119,532 — — 119,532
Insurance ............................................ — 146,821 — 146,821
Life Sciences Tools & Services .............................. 356,298 440,138 — 796,436
Machinery ............................................ — 1,232,800 — 1,232,800
Media ............................................... — 121,552 — 121,552
Metals & Mining ........................................ — 831,762 — 831,762
Multiline Retail ......................................... — 12,132 — 12,132
Oil, Gas & Consumable Fuels ............................... — 771,739 — 771,739
Paper & Forest Products .................................. — 168,005 — 168,005
Pharmaceuticals ....................................... 368,656 893,895 — 1,262,551
Professional Services .................................... — 28,686 — 28,686
Semiconductors & Semiconductor Equipment .................... 331,453 1,392,783 — 1,724,236
Software ............................................. — 173,845 — 173,845
Technology Hardware, Storage & Peripherals .................... — 78,832 — 78,832
Textiles, Apparel & Luxury Goods ............................ — 105,586 — 105,586
Tobacco ............................................. 40,898 — — 40,898
Wireless Telecommunication Services ......................... — 73,199 — 73,199
$ 2,878,525 $ 24,445,349 $ — $ 27,323,874
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ — $ (14,233) $ — $ (14,233)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.